Schedule of actuarial employee benefit assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Actuarial assets	R$ (59,111)	R$ (13,819)
Actuarial liabilities	584,288	758,426
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Actuarial assets	(59,111)	(13,819)	R$ (13,714)
Actuarial liabilities		79,546	19,788
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Actuarial liabilities	R$ 584,288	R$ 678,880	R$ 892,396	R$ 897,137